Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2023
Earnings / (Loss) per share
Earnings / (Loss) per share
30	Earnings / (Loss) per share

Basic earnings/(loss) per share (“EPS”) is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, adjusted for the effect of the Conversion Ratio as discussed in Note 1 and applied retrospectively to all prior years presented.

15 million Earnout Shares, 1,424,606 convertible warrants and 64,000 employees share options have been excluded from the calculation of weighted average shares outstanding, as they are deemed to be out of money during the year as the share price was significantly below exercise prices.

As the Group was loss-making during 2022 and 2021 potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

30	Earnings / (Loss) per share (continued)

The following table sets forth the computation of basic and dilutive earnings/(loss) from the continued operations per share attributable to the Group’s ordinary shareholders:

	At 31 December
	2023	2022	2021
		restated	restated
	USD	USD	USD

Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	4,115,151	(98,748,709)	(129,089,559)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,058,675)	(24,830,739)	(12,399,838)

Weighted average number of ordinary shares outstanding during the year for basic EPS	6,785,700	6,785,700	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	11,026,477	11,026,477	11,026,477

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.61	(14.61)	(19.10)

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.37	(14.61)	(19.10)

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.45	(18.28)	(20.92)

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.28	(18.28)	(20.92)